ECONOMIC CONTEXT ON GROUP'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Schedule of group exposure to Argentine public sector

Grupo Supervielle´s Exposure to Public Sector
Central Bank of Argentina (including repo transactions)	831,757,936
Treasury Bills	199,343,557
Government Securities	60,856
Exposure to Government Securities and Treasury Bonds	1,031,162,349
Loans to Public Sector	2,070,115
Total exposure to Public Sector	1,033,232,464
Over Total Assets	50.21%
Over Shareholder´s equity	302.67%